SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The Company's Chief Operating Decision Maker (the "CODM") is the CEO, who is responsible for decisions about allocating resources and assessing performance of the Company. An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s CODM.

As described in Note 1, the Company started to operate the used car trading business in the second half of 2017 and stopped providing apartment rental financing to individuals and apartment agents, and financing to college students in 2016. As a result, the Company reevaluted its segments in the fourth quarter of 2017 and concluded that it had two remaining reportable segments as of and for the year ended December 31, 2017, namely Renren and Auto Group. The Auto Group segment mostly includes the sales of used cars as well as used car financing provided to used car dealerships while the Renren segment mostly includes the Company’s main social networking website and mobile services as well as our social video platform. The segment information for the years ended December 31, 2015 and 2016 were retrospectively revised to reflect such changes as follows:

	Year ended December 31, 2015			Year ended December 31, 2016			Year ended December 31, 2017
	Renren	Auto Group	Total	Renren	Auto Group	Total	Renren	Auto Group	Total

Net revenues	$36,880	4,231	41,111	42,513	20,851	63,364	52,251	149,851	202,102
Cost of revenues	35,203	1,517	36,720	37,696	14,071	51,767	40,108	144,290	184,398
Operating expenses	107,211	2,486	109,697	68,918	15,692	84,610	80,403	25,178	105,581
Operating (loss) gain	(105,534)	228	(105,306)	(64,101)	(8,912)	(73,013)	(68,260)	(19,617)	(87,877)
Net loss from continuing operations	(221,851)	(1,326)	(223,177)	(183,638)	(10,415)	(194,053)	(85,237)	(25,266)	(110,503)
Net income from discontinued operations	1,520	-	1,520	8,701	-	8,701	-	-	-

Net loss	$(220,331)	(1,326)	(221,657)	(174,937)	(10,415)	(185,352)	(85,237)	(25,266)	(110,503)

The Company does not allocate assets to its current operating segments as management does not believe that allocating these assets is useful in evaluating these segments’ performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

The majority of the Company's revenue for the years ended December 31, 2015, 2016 and 2017 was generated from the PRC.

As of December 31, 2015, 2016 and 2017, respectively, substantially all of long-lived assets of the Company were located in the PRC.